Equity (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Equity Abstract
Schedule of share capital

	June 30, 2025
Shareholders	Common shares	Golden shares	Total
Previ (i)	394,305,082	–	394,305,082
Mitsui&co (i)	286,347,055	–	286,347,055
Blackrock, Inc (ii)	289,063,618	–	289,063,618
Total shareholders with more than 5% of capital	969,715,755	–	969,715,755
Free floating	3,299,063,020	–	3,299,063,020
Golden shares	–	12	12
Total outstanding (without shares in treasury)	4,268,778,775	12	4,268,778,787
Shares in treasury	270,228,793	–	270,228,793
Total capital	4,539,007,568	12	4,539,007,580

(i) Number of shares owned by shareholders, as per statement provided by the custodian, based on shares listed at B3.

(ii) Number of shares as reported in BlackRock, Inc.’s Schedule 13G/A, filed with the SEC.

Schedule of share buyback program

	Total of shares repurchased		Effect on cash flows
	Six-month period ended June 30,
	2025	2024	2025	2024
Shares buyback program up to 150,000,000 shares (i)
Acquired by Parent	–	17,413,659	–	231
Acquired by wholly owned subsidiaries	–	11,645,514	–	158
Total	–	29,059,173	–	389

(i) On October 26, 2023 a new share buyback program limited to a maximum of 150,000,000 common shares and their respective ADRs, over the next 18 months started from the end of the program previously on going.